CERTIFICATION

     Pursuant to Rule 4970(j), Morgan Keegan Southern Capital Fund (1933 Act File No.33-5435, 1940 Act File No. 811-4658) ("Registrant") hereby certifies
(a) that the form of Prospectus and Statement of Additional Information used with respect to the Registrant, does not differ from the Prospectus and Statement of Addition Information contained in Post-Effective Amendment No. 12 ("Amendment No. 12") to its Registration Statement on Form N-1A and (b) that the Amendment No. 12 was filed electronically.

                              Morgan Keegan Southern Capital Fund, Inc.



Dated:  November 5, 1997                      By: /S/ Charles D. Maxwell
                                                  Charles D. Maxwell
                                            Secretary and Assistant Treasurer

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